Convertible Preferred Stock (Details) (USD $)	0 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended			0 Months Ended	9 Months Ended	12 Months Ended			0 Months Ended	9 Months Ended	12 Months Ended
	May 17, 2013	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2011	Sep. 30, 2013 Minimum	Sep. 30, 2013 Series A Convertible Preferred Stock	Dec. 31, 2012 Series A Convertible Preferred Stock	Dec. 31, 2011 Series A Convertible Preferred Stock	Sep. 30, 2013 Series B Convertible Preferred Stock	Dec. 31, 2012 Series B Convertible Preferred Stock	Dec. 31, 2011 Series B Convertible Preferred Stock	Sep. 30, 2013 Series C Convertible Preferred Stock	Dec. 31, 2012 Series C Convertible Preferred Stock	Dec. 31, 2011 Series C Convertible Preferred Stock	Apr. 09, 2010 Series D Convertible Preferred Stock	Sep. 30, 2013 Series D Convertible Preferred Stock	Dec. 31, 2012 Series D Convertible Preferred Stock	Dec. 31, 2011 Series D Convertible Preferred Stock	Nov. 15, 2010 Series E Convertible Preferred Stock	Sep. 30, 2013 Series E Convertible Preferred Stock	Dec. 31, 2012 Series E Convertible Preferred Stock	Dec. 31, 2011 Series E Convertible Preferred Stock	Sep. 30, 2013 Series E Convertible Preferred Stock Minimum	Nov. 15, 2011 Series F Convertible Preferred Stock	Sep. 30, 2013 Series F Convertible Preferred Stock	Dec. 31, 2012 Series F Convertible Preferred Stock	Dec. 31, 2011 Series F Convertible Preferred Stock	Sep. 30, 2013 Series F Convertible Preferred Stock Minimum	Apr. 17, 2012 Series G Convertible Preferred Stock	Sep. 30, 2013 Series G Convertible Preferred Stock	Dec. 31, 2012 Series G Convertible Preferred Stock
Convertible Preferred Stock
Gross proceeds from convertible preferred stock issuance															$ 10,000,000				$ 25,000,000					$ 50,000,000
Issuance of stock to acquire Crowd Factory, Inc. (in shares)																													842,458
Value of stock issued to acquire Crowd Factory, Inc.		12,300,000																											12,300,000
Shares Authorized		51,752,313	20,000,000	50,067,383			10,970,000	10,970,000		14,492,754	14,492,754		5,296,950	5,296,950			4,220,603	4,220,603			7,511,318	7,511,318				7,575,758	7,575,758				1,684,930
Convertible preferred stock issued (in shares)		25,876,142	0	25,033,684			5,485,000	5,485,000		7,246,376	7,246,376		2,648,474	2,648,474	2,110,300		2,110,300	2,110,300	3,755,658		3,755,658	3,755,658		3,787,876		3,787,876	3,787,876				842,458
Shares Outstanding		25,876,142	0	25,033,684			5,485,000	5,485,000		7,246,376	7,246,376		2,648,474	2,648,474			2,110,300	2,110,300			3,755,658	3,755,658				3,787,876	3,787,876				842,458
Net Cash Proceeds From Issuance Of Convertible Preferred Stock		106,821,000		106,821,000			5,487,000	5,487,000		9,946,000	9,946,000		6,543,000	6,543,000			9,971,000	9,971,000			24,940,000	24,940,000				49,934,000	49,934,000				0
Aggregate Liquidation Preference		119,384,828	0	107,084,942			5,485,000	5,485,000		10,000,000	10,000,000		6,600,000	6,600,000			10,000,000	10,000,000			25,000,000	25,000,000				50,000,000	50,000,000				12,300,000
Number of shares of common stock issued upon automatic conversion of convertible preferred stock	25,876,142
Conversion ratio of convertible preferred stock	1
Dividends
Noncumulative dividend rates per share, per annum (in dollars per share)						$ 0.08			$ 0.12			$ 0.20				$ 0.379				$ 0.5326					$ 1.056					$ 1.168
Preference stock dividend declared (in dollars per share)						$ 0.00	$ 0.00		$ 0.00	$ 0.00		$ 0.00	$ 0.00			$ 0.00	$ 0.00			$ 0.00	$ 0.00				$ 0.00	$ 0.00				$ 0.00	$ 0.00
Common stock dividend declared (in dollars per share)						$ 0.00	$ 0.00		$ 0.00	$ 0.00		$ 0.00	$ 0.00			$ 0.00	$ 0.00			$ 0.00	$ 0.00				$ 0.00	$ 0.00				$ 0.00	$ 0.00
Liquidation Preferences
Liquidation preferences (in dollars per share)						$ 1.00			$ 1.38			$ 2.492				$ 4.73866				$ 6.65662					$ 13.20					$ 14.60
Participation cap (in dollars per share)							$ 3.00			$ 4.14			$ 7.476				$ 14.21598				$ 19.96986					$ 39.60
Conversion Rights
Issue price of share (in dollars per share)							$ 1.00			$ 1.38			$ 2.492				$ 4.73866				$ 6.65662					$ 13.20					$ 14.60
Requisite aggregate public offering price for automatic conversion of convertible preferred stock					$ 40,000,000
Requisite public offering price per share for automatic conversion of convertible preferred stock (in dollars per share)																							$ 13.31324					$ 19.8